ACCOUNTS AND OTHER RECEIVABLE, NET - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Retention balance, current	$ 505	$ 506
Retention balance, non-current	72	57
Construction services
Disclosure of financial assets [line items]
Retention balance, current	163	164
Retention balance, non-current	$ 102	$ 93